Basis of preparation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basis of Preparation (Textual)
Operating loss	$ 13,160	$ 11,336	$ 16,784
Shareholders’ deficit	(21,545)	(57,720)	(117,241)	$ (164,477)
Tax losses carried forward	114,326	88,043	75,296
Unrecognized deferred tax assets	20,918	15,952	$ 13,939
Net current liabilities	7,106	37,085
Trust receipts financing amount due to financial institutions	20,467	22,965
Trust receipts financing amount to secured by first legal charge	17,988	18,189
Carrying value of leasehold land and building amount	30,444	32,188
Other short-term borrowings from third parties	7,297	6,637
Unsecured term loan	$ 10,765	10,590
Description of public offering	Expectation of successful completion of a public offering of approximately US$20,000,000 based on the registration statement that the Company has filed with Securities and Exchange Commission ("SEC") on 4 April 2019.
Recognizes refund liabilities included in trade and other payables amount	$ 616	674
Recognises related assets for rights to recover returned goods as inventories amount	$ 439	$ 462